Cash and cash equivalents and financial investments (Details 1 - Textuals) - Interbank Deposit Certificate (CDI)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents and financial investments
Percentage of long-term interest earning bank deposits not classified as cash equivalents		161.00%
Minimum
Cash and cash equivalents and financial investments
Percentage of short-term interest earning bank deposits classified as cash equivalents	100.50%	60.00%
Maximum
Cash and cash equivalents and financial investments
Percentage of short-term interest earning bank deposits classified as cash equivalents	103.00%	103.00%